EAGLE MLP STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	MLP & MLP RELATED SECURITIES — 97.8%
	GATHERING & PROCESSING - 17.5%
200,000	Antero Midstream Corporation	$ 2,180,000
53,900	Crestwood Equity Partners, L.P.	1,449,910
360,600	EnLink Midstream, LLC	4,586,832
36,100	Hess Midstream, L.P., Class A	1,114,768
267,600	Western Midstream Partners, L.P.	7,230,552
		16,562,062
	LNG INFRASTRUCTURE - 10.1%
62,550	Cheniere Energy, Inc.	9,557,015

	MINERAL COMPANIES - 3.5%
63,000	Sitio Royalties Corporation	1,673,910
50,700	Viper Energy Partners, L.P.	1,609,725
		3,283,635
	PIPELINE-DIVERSIFIED - 10.1%
723,000	Energy Transfer, L.P.	9,601,440

	PIPELINE-NATURAL GAS - 13.0%
173,500	Kinder Morgan, Inc.	3,175,050
67,000	ONEOK, Inc.	4,588,160
141,500	Williams Companies, Inc. (The)	4,561,960
		12,325,170
	PIPELINE-NGL INFRASTRUCTURE - 19.1%
143,500	Keyera Corporation	3,273,424
125,000	Pembina Pipeline Corporation	4,437,500
137,800	Targa Resources Corporation	10,337,755
		18,048,679
	PIPELINE-PETROLEUM - 11.0%
8,700	Magellan Midstream Partners, L.P.	464,580
755,700	Plains GP Holdings, L.P., Class A	9,892,113
		10,356,693
	PIPELINES AND TRANSPORTATION - 9.4%
108,520	Enbridge, Inc.	4,446,064
126,900	MPLX, L.P.	4,431,348
		8,877,412

EAGLE MLP STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	MLP & MLP RELATED SECURITIES — 97.8% (Continued)
	RENEWABLE ELECTRIC GENERATION - 1.1%
16,700	Clearway Energy, Inc.	$ 564,293
5,000	Ormat Technologies, Inc.	462,750
		1,027,043
	UTILITY - 3.0%
37,850	NextEra Energy, Inc.	2,824,746

	TOTAL MLP & MLP RELATED SECURITIES (Cost $51,621,016)	92,463,895

	TOTAL INVESTMENTS - 97.8% (Cost $51,621,016)	$ 92,463,895
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2%	2,046,998
	NET ASSETS - 100.0%	$ 94,510,893

LLC	- Limited Liability Company
LP	- Limited Partnership